Cover Page	Apr. 22, 2021	Apr. 19, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date		Apr. 19, 2021
Entity Registrant Name		Quantum Corporation
Entity Incorporation, State or Country Code		DE
Entity Tax Identification Number		94-2665054
Entity Address, Address Line One		224 Airport Parkway
Entity Address, Address Line Two		Suite 550
Entity Address, City or Town		San Jose
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		95110
City Area Code	(408)
Local Phone Number		944-4000
Title of 12(b) Security		Common Stock, $0.01 par value per share
Trading Symbol		QMCO
Security Exchange Name		NASDAQ
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key		0000709283
Amendment Flag		false
Entity File Number		001-13449